Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2019, December 31, 2018 and December 31, 2017:

	Options Granted Under Plans	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2016	1,466,444	$43.45	$13.94
Granted	219,113	$85.98	$25.06
Exercised	(458,243)	$30.35	$10.72
Canceled	(55,921)	$54.35	$16.76
Outstanding at December 31, 2017	1,171,393	$56.02	$17.15
Granted	167,557	$118.90	$36.84
Exercised	(408,699)	$41.12	$13.55
Canceled	(9,505)	$32.35	$11.39
Outstanding at December 31, 2018	920,746	$74.32	$22.39
Granted	97,112	$140.13	$43.43
Exercised	(329,870)	$65.54	$19.78
Canceled/expired	(31,881)	$88.12	$26.77
Outstanding at December 31, 2019	656,107	$87.80	$26.60
Vested and exercisable at December 31, 2019	298,077	$68.72	$20.99

Schedule of Non Vested Shares Outstanding
Non-vested shares outstanding as at December 31, 2019 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value
Non-vested outstanding at December 31, 2018	522,823	$88.18	$26.41

Granted	97,112	140.13	43.43
Vested	(233,861)	84.91	25.68
Forfeited	(28,044)	97.36	29.24

Non-vested outstanding at December 31, 2019	358,030	$103.68	$31.28

Summary of Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2019:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$22.30	35,405	0.32		35,405
$23.66	31	0.57		31
$26.71	450	0.69		450
$32.37	18,313	1.33		18,313
$36.22	645	1.46		645
$37.90	920	1.93		920
$40.83	22,740	2.39		22,740
$47.03	2,757	2.17		2,757
$48.67	10,128	2.21		10,128
$65.60	34,342	4.38		14,646
$66.47	3,445	3.39		2,096
$68.39	61,847	3.18		38,351
$71.95	100,123	4.17		68,595
$83.47	89,308	5.17		16,578
$90.03	52,082	5.38		23,594
$115.11	87,636	6.17		6,868
$125.74	41,270	6.38		35,960
$137.47	8,378	7.38		—
$140.38	86,287	7.17		—
				—
$22.30 - $140.38	656,107	4.76	$87.80	298,077	$68.72

Summary of Weighted Average Fair Values and Assumptions Used	The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017
Weighted average fair value	$43.43	$36.84	$25.06

Assumptions:
Expected volatility	30%	30%	29%
Dividend yield	—%	—%	—%
Risk-free interest rate	2.55%	2.76%	1.93%
Expected life	5.0 years	5.0 years	5.0 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the year ended December 31, 2019:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2018	251,053	$85.95	0.96	534,677	$89.50	1.22

Granted	60,182	$140.13		160,237	$138.33
Shares vested	(118,611)	$71.45		(238,960)	$69.19
Forfeited	(16,635)	$91.94		(66,054)	$107.03

Outstanding at December 31, 2019	175,989	$110.79	1.04	389,900	$119.07	1.43

Schedule of Non-cash Stock Compensation Expense	Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Direct costs	$14,777	$17,408	$18,020
Selling, general and administrative	12,042	14,186	12,553
Total compensation costs	$26,819	$31,594	$30,573